Annual Operating Expenses {- Fidelity SAI International Quality Index Fund} - 10.31 Fidelity SAI Emerging Markets and International Index Funds COMBO PRO-03 - Fidelity SAI International Quality Index Fund - Fidelity SAI International Quality Index Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%
Total annual operating expenses	0.19%